Subsequent Events (Details) - Major bond issuance ¥ in Millions	Jun. 12, 2025 JPY (¥) tranche
JPY unsecured senior bonds
Disclosure of non-adjusting events after reporting period [line items]
Notional	¥ 184,000
Number of tranches | tranche	3
JPY unsecured senior bonds, maturity June 2030
Disclosure of non-adjusting events after reporting period [line items]
Notional	¥ 103,000
Interest rate (%)	1.599%
JPY unsecured senior bonds, maturity June 2032
Disclosure of non-adjusting events after reporting period [line items]
Notional	¥ 41,000
Interest rate (%)	1.935%
JPY unsecured senior bonds, maturity June 2035
Disclosure of non-adjusting events after reporting period [line items]
Notional	¥ 40,000
Interest rate (%)	2.292%